Document and Entity Information	Jul. 10, 2024
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2023
Registrant Name	Variable Insurance Products Fund
Central Index Key	0000356494
Investment Company Type	N-1A
Amendment Flag	false